Segment Information (Distribution of gross and net written premium) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Distribution Of Gross Premiums Written [Line Items]
Distribution of gross premiums written	100.00%	100.00%	100.00%
Asia, Australia and New Zealand
Distribution Of Gross Premiums Written [Line Items]
Distribution of gross premiums written	13.00%	12.00%	12.00%
Europe
Distribution Of Gross Premiums Written [Line Items]
Distribution of gross premiums written	34.00%	36.00%	37.00%
Latin America, Caribbean and Africa
Distribution Of Gross Premiums Written [Line Items]
Distribution of gross premiums written	9.00%	8.00%	10.00%
North America
Distribution Of Gross Premiums Written [Line Items]
Distribution of gross premiums written	44.00%	44.00%	41.00%